Deposits - Narrative (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deposits
Time deposits with balances exceeded FDIC insurance limit of $250,000	$ 104,300,000	$ 104,900,000
Brokered deposits	45,200,000	39,800,000
Cash reserve deposit required as per Federal Reserve Bank	1,300,000	1,800,000
Average compensating balances	$ 1,500,000	$ 787,000